Accounts Payable and Accrued Expenses (Tables)	6 Months Ended
Jun. 30, 2021
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued expenses
	June 30, 2021	December 31, 2020
	(Unaudited)
Deferred bonus and salaries payable	$2,305,496	$2,078,958
Research and development expenses payable	929,694	750,989
Professional fees payable	144,713	185,838
Cost of healthcare services payable	107,399	104,457
Insurance expenses payable	-	33,152
Others	49,935	87,378
	$3,537,237	$3,240,772